Subsequent Events (Details Narrative) (10Q) - USD ($)				1 Months Ended			2 Months Ended	3 Months Ended
	Dec. 12, 2017	Oct. 19, 2017	Sep. 15, 2017	Nov. 30, 2017	Sep. 30, 2017	Sep. 30, 2017	Dec. 12, 2017	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Common stock, shares issued					1,834,510	1,834,510		1,834,510	832,235	16,641,822
Common stock, shares outstanding					1,834,510	1,834,510		1,834,510	832,235	16,641,822
Preferred stock, shares issued					125,000	125,000		125,000	125,000	2,500,000
Preferred stock, shares outstanding					125,000	125,000		125,000	125,000	2,500,000
Shares issued price per share					$ 0.20	$ 0.20		$ 0.20
Common stock, par value					0.001	$ 0.001		0.001	$ 0.001	$ 0.001
Eight investors [Member]
Number of shares issued						1,002,275
Shares issued price per share					$ 0.20	$ 0.20		$ 0.20
Number of shares issued value						$ 200,455
Maximum [Member]
Number of shares issued								3,750,000
Subsequent Event [Member]
Reverse stock split		1 for 20 reverse stock split	1 for 20 reverse stock split
Number of shares issued					3,750,000
Shares issued price per share					$ 0.20	$ 0.20		$ 0.20
Subsequent Event [Member] | Series A Preferred Stock [Member] | Berkeley Clinic, LC [Member]
Number of shares issued	2,000,000
Shares issued price per share	$ 0.001						$ 0.001
Number of shares issued value	$ 2,000
Subsequent Event [Member] | Investor Relations Firm [Member]
Shares issued for services rendered				$ 99,200
Subsequent Event [Member] | Eight investors [Member]
Number of shares issued							1,757,500
Shares issued price per share	$ 0.20						$ 0.20
Number of shares issued value							$ 351,500
Subsequent Event [Member] | Gary Rojewski [Member]
Number of shares issued	2,000,000
Number of shares issued value	$ 2,000
Common stock, par value	$ 0.001						$ 0.001
Subsequent Event [Member] | Minimum [Member]
Common stock, shares issued		832,235
Common stock, shares outstanding		832,235
Subsequent Event [Member] | Minimum [Member] | Series A Preferred Stock [Member]
Preferred stock, shares issued		125,000
Preferred stock, shares outstanding		125,000
Subsequent Event [Member] | Maximum [Member]
Common stock, shares issued		16,641,822
Common stock, shares outstanding		16,641,822
Subsequent Event [Member] | Maximum [Member] | Series A Preferred Stock [Member]
Preferred stock, shares issued		2,500,000
Preferred stock, shares outstanding		2,500,000